Shareholders' Equity - Bonus share movements (in number of shares issuable upon exercise) (Details) € / shares in Units, € in Thousands				12 Months Ended
	Dec. 14, 2020	Jun. 28, 2020	Jan. 26, 2020	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) plan € / shares shares	Dec. 31, 2018 EUR (€) € / shares	Jan. 01, 2020 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance				274,800	337,200
Issued					10,000
Exercised/Vesting					(27,400)
Forfeited					(45,000)
Outstanding, Ending balance					274,800	337,200
Number of shares exercisable					167,467
Share based payment expense | €				€ 920	€ 1,180	€ 649
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Vesting				(517,550)
Number of plans outstanding | plan					2		4
Bonus share award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance				556,050	418,900	139,900
Issued					283,500	341,400
Exercised/Vesting				(517,550)	(87,500)	(60,000)
Forfeited				(9,400)	(58,850)	(2,400)
Outstanding, Ending balance				29,100	556,050	418,900
Number of awards forfeited as a result of voluntary departures | shares				45,600
AGA 2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)					€ 7.35	€ 7.35
Outstanding, Beginning balance					77,500	79,900
Issued				92,300
Exercised/Vesting					(77,500)
Forfeited						(2,400)
Outstanding, Ending balance						77,500
AGA 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)						€ 7.35
Outstanding, Beginning balance						60,000
Exercised/Vesting						(60,000)
AGA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)					€ 5.76	€ 5.76
Outstanding, Beginning balance					10,000
Issued				10,000		10,000
Exercised/Vesting					(10,000)
Outstanding, Ending balance						10,000
AGA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)				€ 5.76	€ 5.76	€ 5.76
Outstanding, Beginning balance				63,300	65,700
Issued				65,700		65,700
Exercised/Vesting			(63,300)	(63,300)
Forfeited					(2,400)
Outstanding, Ending balance					63,300	65,700
AGA 2018-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)				€ 6.28	€ 6.28	€ 6.28
Outstanding, Beginning balance				227,250	265,700
Issued				265,700		265,700
Exercised/Vesting	(227,250)			(227,250)
Forfeited					(38,450)
Outstanding, Ending balance					227,250	265,700
Number of awards forfeited as part of the redundancy plan | shares					10,850
Number of awards forfeited refused by an employee | shares					2,400
Number of awards forfeited as a result of voluntary departures | shares					25,200
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)				€ 2.00	€ 2.00
Outstanding, Beginning balance				37,500
Issued				37,500	37,500
Forfeited				(8,400)
Outstanding, Ending balance				29,100	37,500
AGA 2019-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)				€ 2.00	€ 2.00
Outstanding, Beginning balance				228,000
Issued				246,000	246,000
Exercised/Vesting		(227,000)		(227,000)
Forfeited				(1,000)	(18,000)
Outstanding, Ending balance					228,000